Decommissioning Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Decommissioning Provision
Provisions, beginning of year	$ 11,715	$ 13,444
Decommissioning costs and change in estimates	(109)	(2,156)
Accretion on decommissioning provision	587	427
Provisions, end of year	$ 12,193	$ 11,715